Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38064
Entity Registrant Name	Aeterna Zentaris Inc.
Entity Central Index Key	0001113423
Entity Address, Address Line One	c/o Norton Rose Fulbright Canada, LLP
Entity Address, Address Line Two	222 Bay Street
Entity Address, Address Line Three	Suite 3000, P
Entity Address, City or Town	Toronto ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5K 1E7